FAIR VALUES AND FINANCIAL RISK MANAGEMENT - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Borrowings	€ 11,800		€ 11,900
Total assets	29,795		29,313
Liabilities	22,035		21,866
Pretax activity, net	(38)	€ 8
Cash flow hedges | Commodity price risk | Swap contract
Disclosure of fair value measurement of assets [line items]
Notional amount	139
Swap contract
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	1
Derivative financial liabilities	18
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	10,600		10,500
Level 2 | Recurring | Derivative liability
Disclosure of fair value measurement of assets [line items]
Liabilities	329		263
Level 2 | Recurring | Derivative asset
Disclosure of fair value measurement of assets [line items]
Total assets	€ 367		€ 448